Acquisition of Environmental Turf Services (Details Narrative) (10-Q) - USD ($)		3 Months Ended			6 Months Ended			12 Months Ended
	Oct. 10, 2016	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Accounts payable		$ 491,928			$ 491,928	$ 730,026		$ 730,026		$ 446,063
Revenues								2,357,760		2,039,239
Cost of revenues		577,829		386,487	854,937		645,331	1,326,036		1,418,495
Operating expenses		$ 600,800		486,877	$ 1,063,220		1,021,701	2,245,253		$ 1,847,320
Environmental Turf Services, LLC [Member]
Accounts payable			$ 1,242,509	$ 1,000,355		1,036,894	$ 1,000,355	$ 1,036,894	$ 1,000,355		$ 895,751
Revenues			432,023			1,011,992			1,897,770		2,513,659
Cost of revenues			364,910			843,107			1,557,073		2,207,750
Operating expenses			$ 115,477			$ 182,883			$ 345,794		$ 367,712
Purchase Agreement [Member] | Environmental Turf Services, LLC [Member]
Purchase price	$ 346,000
Accounts payable	$ 200,000
Number of common stock shares issued for purchases of assets	2,000,000
Revenues	$ 201,240
Cost of revenues	159,367
Operating expenses	$ 110,445